Schedule of provision for inventory losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Opening balance	R$ (109,038)	R$ (134,553)
(Estimated losses) / Reversal of inventories with low turnover and obsolescence	10,308	25,515
Closing balance	R$ (98,730)	R$ (109,038)